Primary and secondary segments reporting	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Primary and secondary segments reporting	Primary and secondary segments reporting
We base segment reporting on financial information presented to the chief operating decision maker, which excludes certain statutory results items that distort year-on-year comparisons and are not considered for management reporting. This financial information (underlying basis) is computed by adjusting reported results for the effects of certain gains and losses (e.g. capital gains, write-downs, impairment of goodwill, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to better understand the underlying trends in the business.
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander executive committee has been determined to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander 's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by geographic area in which profits are earned and type of business. We prepare the information by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The general principles applied are the same as those used in Grupo Santander.
On 9 April 2021, we announced that, starting and effective with the financial information for the first quarter of 2021, we will carry out a change in our reportable segments to reflect our new reporting structure.
This change in our reportable segments aims to align the segment information to how segments and units are managed and has no impact at the Group level. The main changes, which have been applied to segment information for all periods included in the consolidated financial statements, are the following:
Primary segments
(i) Creation of the new Digital Consumer Bank (DCB) segment, which includes:
•Santander Consumer Finance (SCF) and the consumer finance business in the United Kingdom, both of which were previously included in the Europe segment.
•Our fully digital bank Openbank and the Open Digital Services (ODS) platform, which were previously included in the Santander Global Platform segment.
(ii) Santander Global Platform (SGP), which incorporated our global digital services under a single unit, is no longer a primary segment. Its activities have been distributed as follows:
•Openbank and Open Digital Services (ODS), which, as mentioned above, are now included under the new Digital Consumer Bank reporting segment.
•The business recorded in Global Payment Services - Merchant solutions (GMS), Trade solutions (GTS) and Consumer solutions (Superdigital and Fx Payment) - has been allocated to the three main geographic segments, Europe, North America and South America.
Secondary segments
(i) Creation of the PagoNxt segment, which incorporates simple and accessible digital payment solutions to drive customer engagement and allows us to combine our most disruptive payment businesses into a single autonomous company, providing global technology solutions for our banks and new customers in the open market, and which has been structured into three businesses, previously included in SGP:
•Merchant solutions (GMS): acquiring solutions for merchants.
•Trade solutions (GTS): Solutions for SMEs and companies operating internationally.
•Consumer solutions: Payment solutions for individuals, including the Superdigital platform, aimed at non-fully banked populations, and Pago FX, an international payment service in the open market
(ii) Annual adjustment of the perimeter of the Global Customer Relationship Model between Retail Banking and Santander Corporate & Investment Banking and between Retail Banking and Wealth Management & Insurance.
(iii) Elimination of the Santander Global Platform reporting segment:
•Openbank and ODS, now recorded in the Retail Banking segment.
•GMS, GTS, Superdigital and Pago FX form the new PagoNxt reporting segment.
The Group recasted the corresponding information of earlier periods to reflect these changes in the structure of its internal organization.
a) Primary segments
This main level of segmentation, which is based on the Group's management structure, comprises five reportable segments: four operating areas plus the Corporate Centre. The operating areas are:
•Europe: which comprises all the business activities carried out in the region, except for the business included in Digital Consumer Bank. Mainly in Spain, the United Kingdom, Portugal and Poland.
•North America: which comprises all the business activities carried out in Mexico and the US, which includes the holding company (SHUSA) and the businesses of
Santander Bank, Santander Consumer USA, the specialized unit Banco Santander International, Santander Investment Securities (SIS) and the New York branch. The sale of Banco Santander Puerto Rico was completed in September 2020, which was previously included in the US.
•South America: includes all the financial activities carried out by Grupo Santander through its banks and subsidiary banks in the region, mainly in Brazil, Chile and Argentina.
•Digital Consumer Bank: includes Santander Consumer Finance, which incorporates the entire consumer finance business in Europe, Openbank and ODS.
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander’s assets and liabilities committee, as well as management of liquidity and of shareholders’ equity via issuances.
As Grupo Santander’s holding entity, this area manages all capital and reserves and allocations of capital and liquidity with the rest of businesses. It also incorporates amortization of goodwill but not the costs related to the Group’s central services (charged to the areas), except for corporate and institutional expenses related to the Group’s functioning.
With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Group's balance sheet.
There are no customers located in any of the areas that generate income exceeding 10% of Total income.
The condensed balance sheets and income statements of the various primary segments are as follows:

EUR million
	2020
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	942,620	223,797	238,746	146,851	182,587	(226,351)	1,508,250
Loans and advances to customers	563,581	120,571	113,745	113,258	5,044	—	916,199
Cash, balances at central banks and credit institutions and other deposits on demand	213,561	28,666	43,154	21,754	61,174	(142,513)	225,796
Debt instruments	81,271	38,403	49,304	5,659	1,917	—	176,554
Other financial assets	48,313	15,439	17,342	30	1,645	—	82,769
Other asset accounts	35,894	20,718	15,201	6,150	112,807	(83,838)	106,932
Total liabilities	899,990	199,735	218,918	134,241	106,557	(142,513)	1,416,928
Customer deposits	582,353	102,924	111,808	51,399	826	—	849,310
Central banks and credit institutions	167,014	38,017	42,040	41,567	38,554	(142,513)	184,679
Marketable debt securities	84,201	36,583	21,280	35,965	57,240	—	235,269
Other financial liabilities***	54,634	16,182	35,456	1,370	493	—	108,135
Other liabilities accounts****	11,788	6,029	8,334	3,940	9,444	—	39,535
Total equity	42,630	24,062	19,828	12,610	76,030	(83,838)	91,322
Other customer funds under management	86,899	16,504	49,850	—	12	—	153,265
Investment funds	71,238	10,864	49,850	—	12	—	131,964
Pension funds	15,487	89	—	—	—	—	15,576
Assets under management	174	5,551	—	—	—	—	5,725
Other non-managed marketed customer funds	34,313	11,915	6,187	1,134	—	—	53,549
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2019
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	926,768	223,972	253,919	140,273	168,352	(190,589)	1,522,695
Loans and advances to customers	563,101	133,727	125,122	114,504	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	171,974	22,904	51,379	17,440	32,804	(107,895)	188,606
Debt instruments	101,189	33,749	45,622	3,196	840	—	184,596
Other financial assets*	53,918	10,822	14,864	37	2,406	—	82,047
Other asset accounts**	36,586	22,770	16,932	5,096	126,538	(82,694)	125,228
Total liabilities	882,479	199,993	231,361	128,107	77,991	(107,895)	1,412,036
Customer deposits	559,720	98,915	114,817	50,120	793	—	824,365
Central banks and credit institutions	156,201	38,952	41,999	33,652	12,254	(107,895)	175,163
Marketable debt securities	94,882	44,097	29,840	38,661	54,497	—	261,977
Other financial liabilities***	59,241	11,773	34,072	1,652	636	—	107,374
Other liabilities accounts****	12,435	6,256	10,633	4,022	9,811	—	43,157
Total equity	44,289	23,979	22,558	12,166	90,361	(82,694)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	32,706	15,872	60	850	—	—	49,488
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including' Hedging derivatives', Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2018
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	901,824	200,985	237,545	127,564	170,614	(179,261)	1,459,271
Loans and advances to customers	534,257	116,196	119,912	106,047	6,509	—	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	166,035	28,856	48,327	14,411	39,840	(100,400)	197,069
Debt instruments	114,896	27,302	45,225	3,324	377	—	191,124
Other financial assets*	49,277	10,023	9,359	36	2,113	—	70,808
Other asset accounts**	37,359	18,608	14,722	3,746	121,775	(78,861)	117,349
Total liabilities	859,299	179,083	215,642	115,847	82,439	(100,400)	1,351,910
Customer deposits	534,472	91,896	108,247	45,646	235	—	780,496
Central banks and credit institutions	160,628	26,077	38,614	32,111	30,879	(100,400)	187,909
Marketable debt securities	96,067	43,758	31,504	33,507	41,783	—	246,619
Other financial liabilities***	52,810	11,380	28,571	912	1,334	—	95,007
Other liabilities accounts****	15,322	5,972	8,706	3,671	8,208	—	41,879
Total equity	42,525	21,902	21,903	11,717	88,175	(78,861)	107,361
Other customer funds under management	76,524	12,785	68,172	367	7	—	157,855
Investment funds	55,239	10,436	61,515	367	7	—	127,564
Pension funds	11,062	98	—	—	—	—	11,160
Assets under management	10,223	2,251	6,657	—	—	—	19,131
Other non-managed marketed customer funds	28,555	13,529	128	—	—	—	42,212
*Including 'Trading derivatives' and 'Equity instruments'.
**Including 'Hedging derivatives', 'Changes in the fair value of hedged items in portfolio hedges of interest risk', 'Non-current assets held for sale', 'Assets under insurance or reinsurance contracts', 'Tangible assets', 'Intangible assets', 'Tax assets', other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.
The condensed income statements for the main segments are as follows:

EUR million
	2020
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate centre	Total
Net interest income	9,912	8,470	10,723	4,263	(1,374)	31,994
Net fee income	4,000	1,684	3,589	771	(29)	10,015
Gains (losses) on financial transactions*	868	251	765	16	287	2,187
Other operating income**	(106)	628	(209)	116	(25)	404
Total income	14,674	11,033	14,868	5,166	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(8,275)	(4,677)	(5,357)	(2,329)	(329)	(20,967)
Net operating income***	6,399	6,356	9,511	2,837	(1,470)	23,633
Net loan-loss provisions****	(3,345)	(3,917)	(3,924)	(957)	(31)	(12,174)
Other gains (losses) and provisions*****	(970)	(132)	(320)	49	(412)	(1,785)
Operating profit/(loss) before tax	2,084	2,307	5,267	1,929	(1,913)	9,674
Tax on profit	(593)	(574)	(1,923)	(495)	69	(3,516)
Profit from continuing operations	1,491	1,733	3,344	1,434	(1,844)	6,158
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	1,491	1,733	3,344	1,434	(1,844)	6,158
Non-controlling interests	78	261	437	301	—	1,077
Attributable profit to the parent	1,413	1,472	2,907	1,133	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	10,072	8,926	13,316	4,221	(1,252)	35,283
Net fee income	4,423	1,776	4,787	843	(50)	11,779
Gains (losses) on financial transactions*	1,045	229	564	(10)	(297)	1,531
Other operating income**	399	673	(242)	90	(19)	901
Total income	15,939	11,604	18,425	5,144	(1,618)	49,494
Administrative expenses, depreciation and amortisation	(8,912)	(4,983)	(6,673)	(2,339)	(373)	(23,280)
Net operating income***	7,027	6,621	11,752	2,805	(1,991)	26,214
Net loan-loss provisions****	(1,333)	(3,656)	(3,789)	(508)	(35)	(9,321)
Other gains (losses) and provisions*****	(792)	(203)	(749)	18	(238)	(1,964)
Operating profit/(loss) before tax	4,902	2,762	7,214	2,315	(2,264)	14,929
Tax on profit	(1,340)	(681)	(2,640)	(599)	157	(5,103)
Profit from continuing operations	3,562	2,081	4,574	1,716	(2,107)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,562	2,081	4,574	1,716	(2,107)	9,826
Non-controlling interests	167	426	664	326	(9)	1,574
Attributable profit to the parent	3,395	1,655	3,910	1,390	(2,098)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	10,199	8,154	12,891	4,084	(987)	34,341
Net fee income	4,623	1,615	4,497	819	(69)	11,485
Gains (losses) on financial transactions*	1,055	173	498	60	11	1,797
Other operating income**	431	534	(212)	61	(13)	801
Total income	16,308	10,476	17,674	5,024	(1,058)	48,424
Administrative expenses, depreciation and amortisation	(9,072)	(4,494)	(6,564)	(2,223)	(426)	(22,779)
Net operating income***	7,236	5,982	11,110	2,801	(1,484)	25,645
Net loan-loss provisions****	(1,183)	(3,449)	(3,736)	(390)	(115)	(8,873)
Other gains (losses) and provisions*****	(882)	(202)	(663)	(147)	(101)	(1,995)
Operating profit/(loss) before tax	5,171	2,331	6,711	2,264	(1,700)	14,777
Tax on profit	(1,414)	(598)	(2,641)	(591)	14	(5,230)
Profit from continuing operations	3,757	1,733	4,070	1,673	(1,686)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,757	1,733	4,070	1,673	(1,686)	9,547
Non-controlling interests	133	433	624	292	1	1,483
Attributable profit to the parent	3,624	1,300	3,446	1,381	(1,687)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
b) Secondary segments
At this secondary level, Grupo Santander is structured into Retail Banking, Santander Corporate & Investment Banking, Wealth Management & Insurance and PagoNxt.
•Retail Banking: this covers all customer banking businesses, including consumer finance, except those of corporate banking which are managed through Santander Corporate & Investment Banking, asset management, private banking and insurance, which are managed by Wealth Management & Insurance. The results of the hedging positions in each country are also included, conducted within the sphere of their respective assets and liabilities committees.
•Santander Corporate & Investment Banking (SCIB): this business reflects revenue from global corporate banking, investment banking and markets worldwide including treasuries managed globally (always after the appropriate distribution with Retail Banking customers), as well as equity business.
•Wealth Management & Insurance: includes the asset management business (Santander Asset Management), the corporate unit of Private Banking and International Private Banking in Miami and Switzerland and the insurance business (Santander Insurance).
•PagoNxt: this includes digital payment solutions, providing global technology solutions for our banks and new customers in the open market. It is structured in three businesses: Merchant solutions, Trade solutions and Consumer solutions.
Although PagoNxt and Wealth Management & Insurance do not meet the quantitative thresholds defined in IFRS 8, these segments are considered reportable by Grupo Santander and are disclosed separately because Grupo Santander's management believes that information about these segments is useful to users of the financial statements.
There are no customers located in a place different from the location of the Group's assets that generate revenues in excess of 10% of ordinary revenues.
The condensed income statements are as follows:

EUR million
	2020
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	PagoNxt	Corporate centre	Total
Net interest income	30,056	2,918	394	(1)	(1,373)	31,994
Net fee income	6,986	1,543	1,154	362	(30)	10,015
Gains (losses) on financial transactions*	1,133	670	98	(1)	287	2,187
Other operating income**	(153)	201	384	(3)	(25)	404
Total income	38,022	5,332	2,030	357	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(17,285)	(2,038)	(872)	(443)	(329)	(20,967)
Net operating income***	20,737	3,294	1,158	(86)	(1,470)	23,633
Net loan-loss provisions****	(11,633)	(470)	(29)	(12)	(30)	(12,174)
Other gains (losses) and provisions*****	(1,237)	(135)	—	(2)	(411)	(1,785)
Operating profit/(loss) before tax	7,867	2,689	1,129	(100)	(1,911)	9,674
Tax on profit	(2,525)	(773)	(270)	(15)	67	(3,516)
Profit/(loss) from continuing operations	5,342	1,916	859	(115)	(1,844)	6,158
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	5,342	1,916	859	(115)	(1,844)	6,158
Non-controlling interests	921	118	37	1	—	1,077
Attributable profit/(loss) to the parent	4,421	1,798	822	(116)	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	33,308	2,728	479	20	(1,252)	35,283
Net fee income	8,663	1,520	1,190	456	(50)	11,779
Gains (losses) on financial transactions*	1,025	689	117	(3)	(297)	1,531
Other operating income**	291	289	340	—	(19)	901
Total income	43,287	5,226	2,126	473	(1,618)	49,494
Administrative expenses, depreciation and amortisation	(19,280)	(2,281)	(939)	(407)	(373)	(23,280)
Net operating income***	24,007	2,945	1,187	66	(1,991)	26,214
Net loan-loss provisions****	(9,132)	(155)	23	(21)	(36)	(9,321)
Other gains (losses) and provisions*****	(1,623)	(91)	(13)	—	(237)	(1,964)
Operating profit/(loss) before tax	13,252	2,699	1,197	45	(2,264)	14,929
Tax on profit	(4,132)	(815)	(280)	(33)	157	(5,103)
Profit/(loss) from continuing operations	9,120	1,884	917	12	(2,107)	9,826
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	9,120	1,884	917	12	(2,107)	9,826
Non-controlling interests	1,364	171	50	(2)	(9)	1,574
Attributable profit/(loss) to the parent	7,756	1,713	867	14	(2,098)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	32,412	2,461	449	6	(987)	34,341
Net fee income	8,410	1,534	1,133	477	(69)	11,485
Gains (losses) on financial transactions*	756	898	132	—	11	1,797
Other operating income**	329	184	299	1	(12)	801
Total income	41,907	5,077	2,013	484	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(19,076)	(2,101)	(857)	(319)	(426)	(22,779)
Net operating income***	22,831	2,976	1,156	165	(1,483)	25,645
Net loan-loss provisions****	(8,534)	(198)	(11)	(15)	(115)	(8,873)
Other gains (losses) and provisions*****	(1,790)	(97)	(4)	(3)	(101)	(1,995)
Operating profit/(loss) before tax	12,507	2,681	1,141	147	(1,699)	14,777
Tax on profit	(4,100)	(832)	(258)	(54)	14	(5,230)
Profit/(loss) from continuing operations	8,407	1,849	883	93	(1,685)	9,547
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,407	1,849	883	93	(1,685)	9,547
Non-controlling interests	1,271	158	53	—	1	1,483
Attributable profit/(loss) to the parent	7,136	1,691	830	93	(1,686)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
c) Reconciliations of reportable segment results
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2020
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	31,994	—	31,994
Net fee income	10,015	—	10,015
Gains (losses) on financial transactions*	2,187	—	2,187
Other operating income**	404	(321)	83
Total income	44,600	(321)	44,279
Administrative expenses, depreciation and amortisation	(20,967)	(163)	(21,130)
Net operating income***	23,633	(484)	23,149
Net loan-loss provisions****	(12,174)	(258)	(12,432)
Other gains (losses) and provisions*****	(1,785)	(11,008)	(12,793)
Operating profit/(loss) before tax	9,674	(11,750)	(2,076)
Tax on profit	(3,516)	(2,116)	(5,632)
Adjusted profit for the year from continuing operations	6,158	(13,866)	(7,708)
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	6,158	(13,866)	(7,708)
Non-controlling interests	1,077	(14)	1,063
Attributable profit/(loss) to the parent	5,081	(13,852)	(8,771)
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Adjustment to the valuation of goodwill arising from the Group's acquisitions in the amount of EUR -10,100 million, which is included in the line 'Other gains (losses) and provisions'.
•Adjustment to the valuation of the deferred tax assets of the consolidated tax group in Spain in the amount of EUR -2,500 million, which is included in the 'Tax on profit' line.

•Restructuring costs with a net impact of EUR -1,114 million, which are included for their gross amount mainly in the line 'Other gains (losses) and provisions'.
•Other charges of EUR -138 million (related to sales of non-performing loans in Spain, cancellation of pension commitment costs and other expenses), which are recorded gross in 'Other gains (losses) and provisions', 'Net loan-loss provision' and 'Administrative expenses and depreciation and amortization'.

EUR million
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Consolidated profit/(loss)	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit/(loss) to the parent	8,252	(1,737)	6,515
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 31 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations
Explanation of adjustments:
•Impairment of the goodwill assigned to Santander UK and provisions for PPI in the UK, with a net impact of EUR -1,491 million and EUR -183 million, respectively, reflected in the line 'Other gains (losses) and provisions'.
•Restructuring costs with a net impact of EUR -864 million, which are included in the line 'Other gains (losses) and provisions'.
•Losses related to real estate assets and holdings in Spain with a net impact of EUR -405 million, which are included in the 'Other operating income' and 'Other gains (losses) and provisions' lines.

•Provisions related to intangible assets and others, amounting to EUR -174 million, which are included for their gross amount in the line 'Other gains (losses) and provisions'.
•Capital gains on the sale of holdings in Prisma and on the integration of the custody business, with a net impact of EUR 136 million and EUR 693 million respectively, which are reflected at their gross amount in the line 'Other gains (losses) and provisions'.
•Positive impact due to changes in tax regulations in Brazil for a net amount of EUR 551 million, which is included in the line "Tax on profit'.

EUR million
2018
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions*	1,797	—	1,797
Other operating income**	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income***	25,645	—	25,645
Net loan-loss provisions****	(8,873)	—	(8,873)
Other gains (losses) and provisions*****	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit/(loss)	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit/(loss) to the parent	8,064	(254)	7,810
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Restructuring costs: The net impact of EUR -300 million on Profit attributable to the Parent, relates to restructuring costs in connection with the integration of Banco Popular, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in corporate center and EUR 20 million in Portugal. The corresponding gross impacts are reflected on the “Other gains (losses) and provisions” line above.
•Negative goodwill in Poland: The negative goodwill of EUR 45 million, relates to the acquisition of the banking and private banking business of Deutsche Bank Polska, S.A.